Income Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Pretax (Loss) Income from Continuing Operations

The domestic and foreign pretax income (loss) from continuing operations is as follows:

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
	(in millions)
Domestic	$84	$347	$(37)
Foreign	183	95	35

Total	$267	$442	$(2)

Current and Deferred Income Taxes

Current and deferred income tax expense (benefit) provided are as follows:

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
	(in millions)
Federal:
Deferred	(49)	91	(169)
Foreign:
Current (a)	74	58	41
Deferred	(18)	(26)	(12)
U.S. State:
Current	3	6	2
Deferred	(1)	1	(13)

Total	$9	$130	$(151)

(a)	Includes withholding taxes of $17 million, $15 million and $13 million for the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively.

Differences between U.S. Federal Statutory Income Tax Rate of 35% and Income Taxes Provided

The differences between the U.S. federal statutory income tax rate of 21.0%, 24.5% and 35.0% for the fiscal years ended September 30, 2019, September 30, 2018 and September 30, 2017, respectively, and income taxes provided are as follows:

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018	Fiscal Year Ended September 30, 2017
	(in millions)
Taxes on income at the U.S. federal statutory rate	$56	$108	$(1)
U.S. state and local taxes	2	7	3
Foreign income taxed at different rates, including withholding taxes	16	19	11
Increase in valuation allowance	1	4	18
Release of valuation allowance	(65)	(14)	(134)
Change in tax rates	(4)	23	(1)
Impact of GILTI and FDII	(4)	—	—
Intergroup transfer	—	(30)	—
Foreign currency losses on intra-entity loans	—	—	(59)
Non-deductible long term incentive plan	6	8	10
Other	1	5	2

Income tax expense (benefit)	$9	$130	$(151)

Significant Components of Company's Net Deferred Tax Assets/(Liabilities)

Significant components of the Company’s net deferred tax liabilities are summarized below:

	September 30, 2019	September 30, 2018
	(in millions)
Deferred tax assets:
Allowances and reserves	$27	$26
Employee benefits and compensation	79	86
Other accruals	17	56
Tax attribute carryforwards	203	314
Other	3	4

Total deferred tax assets	329	486
Valuation allowance	(91)	(206)

Net deferred tax assets	238	280

Deferred tax liabilities:
Intangible assets	(372)	(434)

Total deferred tax liabilities	(372)	(434)

Net deferred tax liabilities	$(134)	$(154)

Reconciliation of Unrecognized Tax Benefits Including Interest and Penalties

A reconciliation of the beginning and ending amount of unrecognized tax benefits, including interest and penalties, are as follows (in millions):

Balance at September 30, 2016	$30

Additions for current year tax positions	2
Additions for prior year tax positions	1
Subtractions for prior year tax positions	(14)

Balance at September 30, 2017	$19

Additions for current year tax positions	3
Additions for prior year tax positions	3
Subtractions for prior year tax positions	(7)

Balance at September 30, 2018	$18

Additions for prior year tax positions	1
Subtractions for prior year tax positions	(7)

Balance at September 30, 2019	$12